Pensions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022
Retirement Benefits [Abstract]
Total benefit plan expense allocated	$ 1	$ 15	$ 17	$ 27
Transfer of net pension assets			86
Transfer of net pension liabilities			$ 21